10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2022
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 20,161	$ 148,335	$ 401,957
Exploration and evaluation asset costs included in Due to Related Parties	19,447
Marketable securities related to the shares received	12,000		267,500
Proceeds from sale of marketable securities	$ 216,232
Advance for exploration and evaluation costs included in prepaid expenses			20,398
Share issue costs included in Due to Related Parties		32,750	$ 32,750
Share issue costs related to the issue of finder's warrants pursuant to the private placement financing completed		153,927
Share capital recorded		29,500
Share capital related to the reclassification of the fair values of finder's warrants exercised from reserves		$ 1,828